Consideration payable	12 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities in business combination [abstract]
Consideration payable	Consideration payable
During the year ended June 30, 2025, the Company made payments of $nil (June 30, 2024 $2,096). As of June 30, 2025, the Company's has no outstanding balance of consideration payable (June 30, 2024 - $nil ).
The fair value of consideration payable as at June 30, 2025 is summarized below:

$
Opening balance, July 1, 2023	1,894
Payments	(2,096)
Remeasurement during the year	202
Ending balance, June 30, 2024	—
Ending balance, June 30, 2025	—